Commitments and Contingencies (Details)							1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 21, 2023 USD ($)	Jul. 25, 2023 $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 22, 2023 USD ($) $ / shares shares	Mar. 13, 2023 USD ($) shares	Feb. 02, 2021 shares	Jan. 25, 2023 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares
Commitments and Contingencies (Details) [Line Items]
Maximum number of demands for registration of securities								3	3
Lock up period for registration statement after business combination								30 years	30 years
Deferred underwriting commissions									$ 10,062,500	$ 10,062,500
Aggregate deferred underwriting fee payable	$ 10,062,500
Advisory fee				$ 2,000,000
Advisory fee				$ 500,000
Common stock (in Shares) | shares				50,000
Per share (in Dollars per share) | $ / shares		$ 10.71		$ 10			$ 10.03
Percentage of gross proceeds from investors				2.00%
Percentage of released from trust account.				2.00%
discretionary fee				$ 500,000
Final liquidating distribution of cash to the holders if all assets had sold								$ 240,000,000
Price used as denominator for calculating merger consideration (in Dollars per share) | $ / shares								$ 10
Non-Redeemed Shares (in Shares) | shares							200,000
Aggregate number of shares agreed to transfer immediately following consummation of an initial business combination (in Shares) | shares							50,000
Unaffiliated Third Parties [Member] | Non-Redemption Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Non-Redeemed Shares (in Shares) | shares		200,000
Unaffiliated Third Parties [Member] | Non-Redemption Agreement [Member] | Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate number of shares agreed to transfer immediately following consummation of an initial business combination (in Shares) | shares		40,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting option period						45 days			45 days
Ordinary shares, shares authorized (in Shares) | shares						3,750,000			3,750,000
Underwriting discount (in Dollars per share) | $ / shares									$ 0.2
Cash underwriting									$ 5,800,000
Cash underwriting discount per share (in Dollars per share) | $ / shares									$ 0.35
Deferred underwriting commissions									$ 10,100,000
Underwriting cash discount per unit (in Dollars per share) | $ / shares								$ 0.2
Underwriter cash discount								$ 5,800,000
Aggregate underwriter cash discount								0.35
Aggregate deferred underwriting fee payable								$ 10,100,000
Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary shares, shares authorized (in Shares) | shares								200,000,000	200,000,000	200,000,000
Number of shares issued per unit (in Shares) | shares								1
Consulting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Fees incurred as consideration for service					$ 100,000
Fees payable upon signing of the Engagement Letter (in Shares) | shares					350,000			350,000
Fees payable upon signing of the engagement letter					$ 100,000
Stock-based compensation expenses (in Shares) | shares								1,701,444
Per Share fair value of founder shares (in Dollars per share) | $ / shares								$ 4.86
Aggregate fair value of founder shares			$ 1,701,444
Surviving Pubco [Member]
Commitments and Contingencies (Details) [Line Items]
Final liquidating distribution of cash to the holders if all assets had sold			$ 240,000,000
Price used as denominator for calculating merger consideration (in Dollars per share) | $ / shares								$ 10
Surviving Pubco [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares issued per unit (in Shares) | shares			1